Label	Element	Value
Document Type	dei_DocumentType	497
Amendment Flag	dei_AmendmentFlag	false
Document Effective Date	dei_DocumentEffectiveDate	Jun. 22, 2015
Central Index Key	dei_EntityCentralIndexKey	0000801444
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 22, 2015
Registrant Name	dei_EntityRegistrantName	TOCQUEVILLE TRUST
Document Creation Date	dei_DocumentCreationDate	Jun. 22, 2015
Tocqueville Alternative Strategies Fund | Tocqueville Alternative Strategies Fund (Tocqueville Alternative Strategies Fund)
Trading Symbol	dei_TradingSymbol	TALSX